Summary of principal accounting policies - Recently issued accounting pronouncements (Details) ¥ in Thousands	Mar. 31, 2020 CNY (¥)
Summary of Principal Accounting Policies
Future minimum operating lease commitments	¥ 50,444
ASU 2016-02
Summary of Principal Accounting Policies
Right-of-use asset	53,800
Total operating lease obligation	¥ 47,800